Commitments and contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2013
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 16,617	$ 13,758	$ 12,049
Outstanding capital commitments for property, plant and equipment	75,714
Accrued dispute charges	9,700	9,700
Settled Litigation [Member]
Commitments and Contingencies Disclosure [Line Items]
Dispute charges recorded				(14,750)
Settled Litigation [Member] | General and Administrative Expense [Member]
Commitments and Contingencies Disclosure [Line Items]
Dispute charges recorded		$ (14,750)